Share-based payments - New VSOP - Expense recognized in the statement of operations and other comprehensive income (loss) (Details) - New VSOP $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) Option	Dec. 31, 2023 $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) EUR (€) $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) EUR (€) $ / shares	Dec. 31, 2020 USD ($)
Share-based payments
Number of awards exercisable				59,942		88,464
Number of options exercised	69,246		147,620		557,171
Average share price | $ / shares		$ 9.90		$ 16.81		$ 61.28
Employer taxes payable | $				$ 45		$ 51	$ 493
Provision for employer taxes | $							$ 981
Research and development expenses	€ (31)		€ 69		€ (349)
Selling and distribution expenses			23		(188)
General and administrative expenses	12		3		(35)
Total	€ (19)		€ 95		€ (572)
Exercise of options
Share-based payments
Number of options exercised | shares			147,620